Fair Value Measurement- Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2020	Jan. 31, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Disclosure of detailed information about financial instruments [line items]
Increase Decrease in Fair Value Other Comprehensive Income	$ 30
Held for Trading for Trading Purpose [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	2,017	$ 351	$ 411
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period		359
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Net gain net of hedges was realized for FVTPL assets and FVTPL liabilities	36	6	4	$ 42	$ 7
Obligations related to securities sold short [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	$ 1,248	$ 1,737	$ 844